Earnings per share - Additional Information (Detail) - shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Earnings per share
Antidilutive stock options to purchase common shares	10,029,500	9,745,800	8,967,300